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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       September 30, 2000


Check here if Amendment [        ]; Amendment Number:
This Amendment (check only one): [        ] is a restatement.
                                 [        ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   AEW Capital Management, Inc.
Address:    Two Seaport Lane
            Boston, MA  02210-2021


13F File Number:   28-6536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    James J. Finnegan
Title:   Vice President
Phone:  (617) 261-9324

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  /s/JAMES J. FINNEGAN                       BOSTON, MASSACHUSETTS                  NOVEMBER 30, 2000
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       [Signature]                                [City, State]                           [Date]
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Report Type  (Check only one.):

[      ] 13F HOLDING REPORT.

[   X  ] 13F NOTICE.

[      ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number                        Name

28-6538                                     AEW Capital Management, L.P.